Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Mar. 21, 2017
Document Effective Date	Mar. 21, 2017
Prospectus Date	Mar. 31, 2017
PNC Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	PAEFX
PNC Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	PIEFX
PNC Emerging Markets Equity Fund | Class R
Prospectus:
Trading Symbol	PERMX